Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 115,111	$ 1,009,171	$ 466,753
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense	364,170	256,104	266,534
Bad debt provision	18,201
Deferred income tax liability	(8,581)	(127)	15,513
Loss on disposal of property, plant and equipment	1,783		7,410
Changes in operating assets and liabilities:
Accounts receivable	(971,831)	(609,099)	336,193
Accounts receivable - related party	(10,817)
Inventories	(2,658,359)	(3,316,762)	(2,136,489)
Due to related parties	5,920
Advances to suppliers	121,360	(610,215)	492,800
Prepayments and other current assets	18,197	(223,632)	167,519
Accounts payable	1,174,363	1,321,954	(482,510)
Accounts payable - related parties	32,440
Notes payable	(127,275)	284,510	32,109
Taxes payable	(115,219)	(85,139)	139,153
Advances from customers	(601,855)	513,456	(92,736)
Advances from customers - related party	7,241
Other current liabilities	(39,785)	(29,339)	87,013
Net cash used in operating activities	(2,674,936)	(1,489,118)	(700,738)
Cash flows from investing activities
Payments to acquire property, plant and equipment	(227,900)	(9,002)	(231,939)
Proceeds from disposal of property, plant and equipment	2,012
Payments to acquire land use rights	(103,596)
Loans to related parties	(533,242)	(2,543,946)	(5,941,665)
Repayments from related parties	15,443	3,400,799	5,790,092
Change in restricted cash	(541,426)	96,337	73,851
Net cash provided by (used in) investing activities	(1,388,709)	944,188	(309,661)
Cash flows from financing activities
Proceeds from issuance of common shares	5,542,047	3,759,423	10
Collection of stock subscription receivable	827,730
Capital distribution in connection with acquisition of a subsidiary		(2,880,000)
Proceeds from related parties	1,073,961	3,503,190	971,575
Repayments to related parties	(1,767,391)	(3,310,849)	(56)
Proceeds from short term loans	2,077,219	1,806,411	3,243,000
Repayments of short term loans	(2,494,793)	(1,806,411)	(2,713,203)
Net cash provided by financing activities	5,258,773	1,071,764	1,501,326
Effect of exchange rate changes on cash and cash equivalents	5,878	(33,411)	(29,581)
Net change in cash and cash equivalents	1,201,006	493,423	461,346
Cash and cash equivalents, beginning of the year	1,145,103	651,680	190,334
Cash and cash equivalents, end of the year	2,346,109	1,145,103	651,680
Supplemental cash flow information
Interest paid	82,234	102,274	117,366
Income taxes paid	59,927	102,036	103,436
Non-cash investing and financial activities
Operating expenses paid by related parties	85,837	68,679	84,842
Property, plant and equipment transferred from construction in progress		34,721	44,819
Liabilities assumed in connection with purchase of property, plant and equipment	133,229	295,280	46,786
Liabilities assumed in connection with acquisition of a subsidiary		91,826
Accounts payable settled with loans to related parties		490,388
Receivables from related parties settled with payables to related parties	169,906	92,402
Debt paid by the related party in lieu of repayment to the Company			$ 125,225